Equity (Stock-Based Compensation Plans - Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2015 Stock Plan
Equity - Stock-based Compensation Plans [Line Items]
Aggregate number of shares authorized for issuance		30,225,064
Other Stock And Incentive Plans
Equity - Stock-based Compensation Plans [Line Items]
Deferred shares		1,385,725
2015 Director Stock Plan
Equity - Stock-based Compensation Plans [Line Items]
Aggregate number of shares authorized for issuance		1,561,333
Other Director Stock Plans
Equity - Stock-based Compensation Plans [Line Items]
Deferred shares		193,253
Stock Options
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Award Expiration Date		10 years	10 years	10 years
Closing share price		$ 53.89	$ 48.21
Stock Options | Liability Awards Plan
Equity - Stock-based Compensation Plans [Line Items]
Paid		0
Stock Options | Liability Awards Plan | Minimum
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		1 year
Stock Options | Liability Awards Plan | Maximum
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Performance Shares
Equity - Stock-based Compensation Plans [Line Items]
Paid		(1,592,641)
Performance Factor			86.20%
Performance Shares | Scenario, Forecast
Equity - Stock-based Compensation Plans [Line Items]
Paid	(1,066,076)
Performance Shares | Minimum
Equity - Stock-based Compensation Plans [Line Items]
Future Performance Factor		0.00%
Performance Shares | Maximum
Equity - Stock-based Compensation Plans [Line Items]
Future Performance Factor		175.00%
Performance Shares | Liability Awards Plan
Equity - Stock-based Compensation Plans [Line Items]
Paid		(235,663)
Restricted Stock Units
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Paid		(1,539,787)
Restricted Stock Units | Liability Awards Plan
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Paid		(306,689)